CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Preferred Stock [Member]	Additional Paid-In Capital	Other Comprehensive Income	Accumulated deficit	Noncontrolling Interest [Member]	Total
Begnning Balance, Shares at Mar. 31, 2015	9,992,828
Begnning Balance, Amount at Mar. 31, 2015	$ 99,928		$ 35,072		$ 837,856		$ 972,856
Issuance of capital for services - shares	566,487
Issuance of capital for services - amount	$ 5,665		49,460				55,125
Issuance of capital for board services - shares	203,935
Issuance of capital for board services -amount	$ 2,039						2,039
Recapitalization - shares	875,816
Recapitalization - amount	$ 8,758		(31,401)				(22,643)
Issuance of shares for acquisition - shares	235,295
Issuance of shares for acquisition - amount	$ 2,353		997,651				1,000,004
Stock, Option, RSU and Warrant Expense			141,910				141,910
Net loss					(1,890,758)		(1,890,758)
Ending Balance, Shares at Dec. 31, 2015	11,874,361
Ending Balance, Amount at Dec. 31, 2015	$ 118,743		1,192,692		(1,052,902)		258,533
Common stock issued - Shares	500,000
Common stock issued- amount	$ 5,000		2,995,000				3,000,000
Conversion of notes into preferred shares - shares		363,611
Conversion of notes into preferred shares - amount		$ 3,636	5,121,364				5,125,000
Conversion of warrants into common shares - shares	1,111,111
Conversion of warrants into common shares - amiunt	$ 11,111		1,988,889				2,000,000
Issuance of shares for acquisition - shares	400,500
Issuance of shares for acquisition - amount	$ 4,006		2,603,247				2,607,253
Stock, Option, RSU and Warrant Expense			1,457,647				1,457,647
Non-Controlling Interests Net Income						$ 3,382	(3,382)
Accumulated other comprehensive income (loss)				$ (7,426)			(7,426)
Net loss					(2,780,686)		(2,780,686)
Ending Balance, Shares at Dec. 31, 2016	13,885,972	363,611
Ending Balance, Amount at Dec. 31, 2016	$ 138,860	$ 3,636	$ 15,358,839	$ (7,426)	$ (3,833,588)	$ 3,382	11,663,703
Non-Controlling Interests Net Income							6,898
Net loss							(1,216,618)
Ending Balance, Amount at Mar. 31, 2017							$ 14,770,010